UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06367
                                                    -----------

                        Gabelli Equity Series Funds, Inc.
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                ------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                ------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ----------------

                      Date of fiscal year end: September 30
                                              --------------

                   Date of reporting period: December 31, 2006
                                            -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                        THE GABELLI SMALL CAP GROWTH FUND

                            FIRST QUARTER REPORT (A)
                                DECEMBER 31, 2006









TO OUR SHAREHOLDERS,

      During the quarter ended December 31, 2006, The Gabelli Small Cap Growth Fund (the "Fund") rose 10.70%, while the Russell 2000 Index and the Value Line Composite Index rose 8.90% and 8.42%, respectively.

      Enclosed is the investment portfolio as of December 31, 2006.




COMPARATIVE RESULTS

---------------------------------------------------------------------------------------------------------------------------

                           AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2006 (A)(B)
                           -------------------------------------------------------
                                                                                                                   Since
                                                           Six                                                   Inception
                                              Quarter    Months   1 Year    3 Year    5 Year   10 Year  15 Year  (10/22/91)
---------------------------------------------------------------------------------------------------------------------------
  GABELLI SMALL CAP GROWTH FUND
     CLASS AAA.............................. 10.70%      11.03%   19.17%    15.38%    14.87%    13.76%    14.16%    15.52%
  Russell 2000 Index........................  8.90        9.38    18.37     13.56     11.39      9.44     11.47     11.70
  Value Line Composite Index................  8.42       10.62    15.65     13.14     12.19     12.50     13.42     13.68
  Class A................................... 10.70       11.07    19.13     15.37     14.87     13.76     14.16     15.53
                                              4.34(c)     4.68(c) 12.28(c)  13.12(c)  13.51(c)  13.09(c)  13.71(c)  15.08(c)
  Class B................................... 10.46       10.61    18.29     14.53     14.36     13.51     13.99     15.36
                                              5.46(d)     5.61(d) 13.29(d)  13.76(d)  14.13(d)  13.51(d)  13.99(d)  15.36(d)
  Class C................................... 10.50       10.65    18.33     14.53     14.36     13.51     13.99     15.36
                                              9.50(e)     9.65(e) 17.33(e)  14.53     14.36     13.51     13.99     15.36

(a)  THE FUND'S FISCAL YEAR ENDS SEPTEMBER 30.
(b) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
     THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. INVESTING IN SMALL CAPITALIZATION SECURITIES INVOLVES SPECIAL RISKS BECAUSE THESE
     SECURITIES MAY TRADE LESS FREQUENTLY AND EXPERIENCE MORE ABRUPT PRICE MOVEMENTS THAN LARGE CAPITALIZATION SECURITIES. THE RUSSELL 2000 INDEX OF SMALL U.S. COMPANIES AND THE VALUE LINE COMPOSITE INDEX (COMPOSED OF EQUALLY WEIGHTED POSITIONS IN EVERY STOCK COVERED IN THE VALUE LINE INVESTMENT SURVEY) ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED.
(c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE THREE MONTHS, SIX MONTHS, ONE YEAR, THREE YEAR, FIVE YEAR, TEN YEAR, AND SINCE INCEPTION PERIODS OF 5%, 5%, 5%, 3%, 2%, 0%, AND 0%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
(e) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGE FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, SIX MONTHS, AND ONE YEAR PERIOD OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the
 portfolio   of   investments,   will   be   available   on  our   website   at
 www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
             COMMON STOCKS -- 99.4%
             AEROSPACE -- 0.2%
     75,000  Herley Industries Inc.+...........$  1,214,250
                                               ------------
             AGRICULTURE -- 0.1%
      1,200  Cadiz Inc.+.......................      27,540
     29,000  The Mosaic Co.+...................     619,440
                                               ------------
                                                    646,980
                                               ------------
             AUTOMOTIVE -- 0.4%
    100,000  Adesa Inc.........................   2,775,000
      6,000  Oshkosh Truck Corp................     290,520
                                               ------------
                                                  3,065,520
                                               ------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.3%
      3,816  Aftermarket Technology Corp.+.....      81,204
     75,000  BorgWarner Inc....................   4,426,500
    300,000  Dana Corp.+.......................     417,000
    240,900  Earl Scheib Inc.+.................     852,786
     60,000  Federal-Mogul Corp.+..............      35,100
    208,000  Midas Inc.+.......................   4,784,000
    190,000  Modine Manufacturing Co...........   4,755,700
      7,875  Monro Muffler Brake Inc...........     276,413
    199,000  Proliance International Inc.+.....     915,400
      2,000  Puradyn Filter Technologies Inc.+.       1,160
     55,000  SORL Auto Parts Inc.+.............     496,650
     50,250  Spartan Motors Inc................     762,795
    170,000  Standard Motor Products Inc.......   2,546,600
     27,000  Strattec Security Corp.+..........   1,258,200
     10,000  Superior Industries
              International Inc................     192,700
     12,000  Tenneco Inc.+.....................     296,640
    120,000  The Pep Boys - Manny, Moe & Jack..   1,783,200
     27,000  Thor Industries Inc...............   1,187,730
                                               ------------
                                                 25,069,778
                                               ------------
             AVIATION: PARTS AND SERVICES -- 3.6%
     25,000  AAR Corp.+........................     729,750
     10,000  Astronics Corp.+..................     171,100
     14,000  Barnes Group Inc..................     304,500
    122,000  Curtiss-Wright Corp...............   4,523,760
      7,500  Ducommun Inc.+....................     171,600
     20,000  EDO Corp..........................     474,800
     30,000  Embraer-Empresa Brasileira de
              Aeronautica SA, ADR..............   1,242,900
     24,000  Gamesa Corp. Tecnologica SA.......     660,550
    280,000  GenCorp Inc.+.....................   3,925,600
    445,000  Kaman Corp........................   9,963,550
     86,000  Moog Inc., Cl. A+.................   3,284,340
    280,000  The Fairchild Corp., Cl. A+.......     613,200
     33,500  Woodward Governor Co..............   1,330,285
                                               ------------
                                                 27,395,935
                                               ------------
             BROADCASTING -- 1.4%
    120,000  Acme Communications Inc.+.........     602,400
     32,000  Beasley Broadcast Group Inc.,
              Cl. A............................     306,240
      2,000  Cogeco Inc........................      50,182
    298,300  Crown Media Holdings Inc., Cl. A+.   1,082,829
      3,333  CTN Media Group Inc.+ (b)(e)......           3
      2,000  Global Traffic Network Inc.+......      10,280
    270,000  Granite Broadcasting Corp.+.......      35,100
    400,000  Gray Television Inc...............   2,932,000
     39,000  Gray Television Inc., Cl. A.......     320,580
     48,000  Hearst-Argyle Television Inc......   1,224,000
    180,000  ION Media Networks Inc.+..........      90,000


                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
        250  Liberty Media Corp. - Capital,
              Cl. A+...........................$     24,495
     20,000  Nexstar Broadcasting Group Inc.,
              Cl. A+...........................      92,000
     99,650  Salem Communications Corp., Cl. A.   1,190,818
    190,000  Sinclair Broadcast Group Inc.,
              Cl. A............................   1,995,000
     55,000  Spanish Broadcasting System Inc.,
              Cl. A+...........................     226,050
    220,000  Young Broadcasting Inc., Cl. A+...     620,400
                                               ------------
                                                 10,802,377
                                               ------------
             BUILDING AND CONSTRUCTION -- 0.1%
     16,500  Florida Rock Industries Inc.......     710,325
     25,000  Huttig Building Products Inc.+....     132,250
      1,000  Universal Forest Products Inc.....      46,620
                                               ------------
                                                    889,195
                                               ------------
             BUSINESS SERVICES -- 3.0%
      5,000  ACCO Brands Corp.+................     132,350
    240,000  AMICAS Inc.+......................     705,600
      6,000  BB Holdings Ltd.+.................      22,680
      5,000  BrandPartners Group Inc.+.........         525
    610,400  Career Blazers Inc.+ (b)(e).......     107,125
      2,400  Carlisle Group Ltd.+..............       4,793
      1,000  CheckFree Corp.+..................      40,160
    260,000  Edgewater Technology Inc.+........   1,588,600
     22,589  GSE Systems Inc.+.................     150,217
        500  GSI Commerce Inc.+................       9,375
     80,000  Industrial Distribution
              Group Inc.+......................     792,000
     60,000  Interactive Data Corp.............   1,442,400
    160,000  Intermec Inc.+....................   3,883,200
     13,000  Landauer Inc......................     682,110
      4,000  MDC Partners Inc., Cl. A+.........      29,600
    166,000  Nashua Corp.+.....................   1,389,420
        375  OneSource Services Inc.+..........       4,718
    100,000  Paxar Corp.+......................   2,306,000
     20,000  R. H. Donnelley Corp..............   1,254,600
     70,000  Sohgo Security Services Co. Ltd...   1,408,764
     20,000  Stamps.com Inc.+..................     315,000
      4,000  StarTek Inc.......................      54,160
     80,000  The Brink's Co....................   5,113,600
    120,000  Trans-Lux Corp. (a)...............     946,800
                                               ------------
                                                 22,383,797
                                               ------------
             CABLE -- 2.1%
    230,000  Adelphia Communications
              Corp., Cl. A+....................       2,300
    510,000  Cablevision Systems Corp., Cl. A+.  14,524,800
      9,329  Liberty Global Inc., Cl. A+.......     271,940
      9,329  Liberty Global Inc., Cl. C+.......     261,212
     90,000  Lin TV Corp., Cl. A+..............     895,500
      4,000  Outdoor Channel Holdings Inc.+....      51,320
                                               ------------
                                                 16,007,072
                                               ------------
             CLOSED-END FUNDS -- 0.8%
     86,000  The Central Europe and
              Russia Fund Inc..................   4,627,660
     36,700  The European Equity Fund Inc......     447,740
     54,000  The New Germany Fund Inc..........     781,380
     11,000  The Spain Fund Inc................     166,980
                                               ------------
                                                  6,023,760
                                               ------------
             COMMUNICATIONS EQUIPMENT -- 2.1%
     60,000  Andrew Corp.+.....................     613,800
    150,000  Communications Systems Inc........   1,498,500
    260,900  Sycamore Networks Inc.+...........     980,984
    276,000  Thomas & Betts Corp.+.............  13,049,280
                                               ------------
                                                 16,142,564
                                               ------------

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
             COMMON STOCKS (CONTINUED)
             COMPUTER SOFTWARE AND SERVICES -- 1.3%
      2,000  @Road Inc.+.......................$     14,600
     73,000  Borland Software Corp.+...........     397,120
     90,000  FalconStor Software Inc.+.........     778,500
     22,990  Global Sources Ltd.+..............     408,762
     50,000  Jupitermedia Corp.+...............     396,000
     20,187  MKS Instruments Inc.+.............     455,823
     13,000  NAVTEQ Corp.+.....................     454,610
    200,000  Net Perceptions Inc.+.............     490,000
    160,000  OpenTV Corp., Cl. A+..............     371,200
      8,000  Phoenix Technologies Ltd.+........      36,000
    800,000  StorageNetworks Inc. Escrow+ (b)..      24,000
    310,000  Tyler Technologies Inc.+..........   4,358,600
    290,000  Xanser Corp.+.....................   1,409,400
                                               ------------
                                                  9,594,615
                                               ------------
             CONSUMER PRODUCTS -- 3.3%
     27,000  Adams Golf Inc.+..................      53,190
      5,250  Alberto-Culver Co.................     112,613
     16,000  Ashworth Inc.+....................     116,160
     33,500  Chofu Seisakusho Co. Ltd..........     677,009
     37,500  Church & Dwight Co. Inc...........   1,599,375
     35,000  Coachmen Industries Inc...........     385,000
      6,000  Elizabeth Arden Inc.+.............     114,300
     46,280  Escada AG+........................   1,826,641
      4,000  Genlyte Group Inc.+...............     312,440
      2,000  Harley-Davidson Inc...............     140,940
    200,000  Hartmarx Corp.+...................   1,412,000
    140,000  Jacuzzi Brands Inc.+..............   1,740,200
    100,000  Lenox Group Inc.+.................     640,000
      5,000  Levcor International Inc.+........       2,000
    290,000  Marine Products Corp..............   3,404,600
     34,000  National Presto Industries Inc....   2,035,580
     99,513  Revlon Inc., Cl. A+...............     127,377
     55,250  Sally Beauty Holdings Inc.+.......     430,950
    699,100  Schiff Nutrition
              International Inc.+..............   4,649,015
    110,000  Spectrum Brands Inc.+.............   1,199,000
      6,000  Steven Madden Ltd.................     210,540
     14,000  Stewart Enterprises Inc., Cl. A...      87,500
     87,425  Syratech Corp.+...................       7,431
      4,000  The Scotts Miracle-Gro Co., Cl. A.     206,600
     17,000  WD-40 Co..........................     592,790
     85,000  Wolverine World Wide Inc..........   2,424,200
                                               ------------
                                                 24,507,451
                                               ------------
             CONSUMER SERVICES -- 1.3%
     30,500  Bowlin Travel Centers Inc.+.......      57,187
     50,000  Central Parking Corp..............     900,000
      2,500  Collectors Universe Inc...........      33,500
     10,000  eLong Inc., ADR+..................     130,100
      8,000  Expedia Inc.+.....................     167,840
     40,000  IAC/InterActiveCorp+..............   1,486,400
     16,000  Martha Stewart Living
              Omnimedia Inc., Cl. A............     350,400
     20,000  Response USA Inc.+................           2
    310,000  Rollins Inc.......................   6,854,100
     10,000  TiVo Inc.+........................      51,200
                                               ------------
                                                 10,030,729
                                               ------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
             DIVERSIFIED INDUSTRIAL -- 9.1%
     55,000  Acuity Brands Inc.................$  2,862,200
     90,000  Ampco-Pittsburgh Corp.............   3,013,200
      6,000  Anixter International Inc.+.......     325,800
    140,000  Baldor Electric Co................   4,678,800
    150,000  Crane Co..........................   5,496,000
    100,000  Delta plc.........................     312,298
      4,000  ESCO Technologies Inc.+...........     181,760
        803  Foster Wheeler Ltd.+..............      44,277
     12,000  Gardner Denver Inc.+..............     447,720
    115,000  Greif Inc., Cl. A.................  13,616,000
     13,000  Greif Inc., Cl. B.................   1,397,500
    140,000  Griffon Corp.+....................   3,570,000
     10,000  Insteel Industries Inc............     177,900
     72,000  Katy Industries Inc.+.............     192,960
     73,000  Lindsay Corp......................   2,383,450
    158,000  Magnetek Inc.+....................     892,700
     37,000  Matthews International Corp.,
              Cl. A............................   1,455,950
    275,000  Myers Industries Inc..............   4,306,500
    130,000  National Patent
              Development Corp.+...............     304,200
     93,750  Oil-Dri Corp. of America..........   1,582,500
     15,000  Olin Corp.........................     247,800
    220,000  Park-Ohio Holdings Corp.+.........   3,537,600
     88,000  Precision Castparts Corp..........   6,888,640
     32,000  Roper Industries Inc..............   1,607,680
     40,000  Sonoco Products Co................   1,522,400
     63,000  Standex International Corp........   1,898,190
     69,000  Tech/Ops Sevcon Inc...............     545,100
    115,000  The Lamson & Sessions Co.+........   2,789,900
     65,000  Tredegar Corp.....................   1,469,650
     73,048  WHX Corp.+........................     617,256
                                               ------------
                                                 68,365,931
                                               ------------
             EDUCATIONAL SERVICES -- 0.1%
      6,000  Career Education Corp.+...........     148,680
      8,000  School Specialty Inc.+............     299,920
     25,000  Universal Technical
              Institute Inc.+..................     555,250
                                               ------------
                                                  1,003,850
                                               ------------
             ELECTRONICS -- 1.4%
     30,000  Badger Meter Inc..................     831,000
    182,000  California Micro Devices Corp.+...     797,160
    205,000  CTS Corp..........................   3,218,500
     20,000  Greatbatch Inc.+..................     538,400
     18,000  IMAX Corp.+.......................      67,680
    200,000  KEMET Corp.+......................   1,460,000
     69,300  Methode Electronics Inc...........     750,519
     95,000  Park Electrochemical Corp.........   2,436,750
     20,000  Trident Microsystems Inc.+........     363,600
     20,000  Zoran Corp.+......................     291,600
                                               ------------
                                                 10,755,209
                                               ------------
             ENERGY AND UTILITIES -- 6.8%
      3,000  AGL Resources Inc.................     116,730
    440,000  Aquila Inc.+......................   2,068,000
      6,400  BIW Ltd...........................     100,480
     95,000  Callon Petroleum Co.+.............   1,427,850
     37,000  CH Energy Group Inc...............   1,953,600
     12,000  Chesapeake Utilities Corp.........     367,800
     70,000  CMS Energy Corp.+.................   1,169,000

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
             COMMON STOCKS (CONTINUED)
             ENERGY AND UTILITIES (CONTINUED)
     23,000  Connecticut Water Service Inc.....$    523,250
      3,500  Consolidated Water Co. Ltd........      87,255
    150,000  Covanta Holding Corp.+............   3,306,000
    102,000  Duquesne Light Holdings Inc.......   2,024,700
    145,000  El Paso Electric Co.+.............   3,533,650
     20,000  Environmental Power Corp.+........     177,000
    126,800  Florida Public Utilities Co.......   1,680,100
     43,000  Middlesex Water Co................     805,390
     10,000  Nicor Inc.........................     468,000
     20,000  Oceaneering International Inc.+...     794,000
      2,000  PetroQuest Energy Inc.+...........      25,480
    973,500  RPC Inc...........................  16,432,680
     35,000  SEMCO Energy Inc.+................     213,500
     80,000  SJW Corp..........................   3,100,800
     52,500  Southern Union Co.................   1,467,375
    100,000  Southwest Gas Corp................   3,837,000
     10,000  Tesoro Corp.......................     657,700
      4,000  Toreador Resources Corp.+.........     103,080
     10,000  Vestas Wind Systems A/S+..........     422,656
     10,000  W-H Energy Services Inc.+.........     486,900
    145,000  Westar Energy Inc.................   3,764,200
                                               ------------
                                                 51,114,176
                                               ------------
             ENTERTAINMENT -- 2.2%
    100,000  Aruze Corp........................   2,873,829
     42,500  Canterbury Park Holding Corp......     582,250
      6,048  Chestnut Hill Ventures+ (b)(e)....     129,864
        500  Discovery Holding Co., Cl. A+.....       8,045
    201,000  Dover Motorsports Inc.............   1,067,310
     84,000  Fisher Communications Inc.+.......   3,713,640
    580,000  Gemstar-TV Guide
              International Inc.+..............   2,325,800
     16,000  International Speedway Corp.,
              Cl. A............................     816,640
      2,500  International Speedway Corp.,
              Cl. B............................     127,500
     10,000  Metromedia International
              Group Inc.+......................      14,700
    320,000  Six Flags Inc.+...................   1,676,800
    200,000  The Topps Co. Inc.................   1,780,000
     50,030  Triple Crown Media Inc.+..........     387,232
     50,000  World Wrestling Entertainment
              Inc., Cl. A......................     815,000
     35,000  WPT Enterprises Inc.+.............     135,100
                                               ------------
                                                 16,453,710
                                               ------------
             ENVIRONMENTAL SERVICES -- 1.3%
    200,000  Allied Waste Industries Inc.+.....   2,458,000
      8,000  Basin Water Inc.+.................      54,160
     22,000  Catalytica Energy Systems Inc.+...      45,540
    175,000  Republic Services Inc.............   7,117,250
                                               ------------
                                                  9,674,950
                                               ------------
             EQUIPMENT AND SUPPLIES -- 15.3%
     15,000  A.O. Smith Corp., Cl. A...........     563,400
    249,000  AMETEK Inc........................   7,928,160
    425,000  Baldwin Technology Co. Inc.,
              Cl. A+...........................   2,125,000
     50,000  Belden CDT Inc....................   1,954,500
     14,000  C&D Technologies Inc..............      66,360
     50,000  Capstone Turbine Corp.+...........      61,500
    205,000  CIRCOR International Inc..........   7,541,950
    405,000  CLARCOR Inc.......................  13,693,050
    235,000  Core Molding Technologies Inc.+...   2,267,750
    178,000  Crown Holdings Inc.+..............   3,723,760
      2,000  Danaher Corp......................     144,880

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
     66,000  Donaldson Co. Inc.................  $2,290,860
    350,000  Enodis plc........................   1,365,448
     90,000  Entegris Inc.+....................     973,800
    440,000  Fedders Corp.+....................     440,000
    188,000  Flowserve Corp.+..................   9,488,360
    152,500  Franklin Electric Co. Inc.........   7,836,975
     40,000  General Magnaplate Corp.+ (b).....      60,000
    135,000  Gerber Scientific Inc.+...........   1,695,600
     84,000  Graco Inc.........................   3,328,080
    150,000  GrafTech International Ltd.+......   1,038,000
     60,000  IDEX Corp.........................   2,844,600
    140,000  Interpump Group SpA...............   1,266,847
      4,000  Jarden Corp.+.....................     139,160
      9,900  K-Tron International Inc.+........     739,233
     65,000  L.S. Starrett Co., Cl. A..........   1,056,250
     28,000  Littelfuse Inc.+..................     892,640
    107,000  Lufkin Industries Inc.............   6,214,560
     55,000  Maezawa Kyuso Industries Co. Ltd..     901,223
     26,666  Met-Pro Corp......................     395,723
      1,000  Middleby Corp.+...................     104,670
     20,800  Mueller Industries Inc............     659,360
      2,000  Northwest Pipe Co.+...............      67,240
     10,000  Plantronics Inc...................     212,000
     50,000  Robbins & Myers Inc...............   2,296,000
     34,000  Sequa Corp., Cl. A+...............   3,912,040
     80,000  Sequa Corp., Cl. B+...............   9,193,600
     95,000  SL Industries Inc.+...............   1,543,750
      5,000  Teleflex Inc......................     322,800
    195,000  Tennant Co........................   5,655,000
    125,000  The Gorman-Rupp Co................   4,621,250
      5,000  Valmont Industries Inc............     277,450
      7,875  Watsco Inc., Cl. B................     373,196
     85,000  Watts Water Technologies Inc.,
              Cl. A............................   3,494,350
     15,000  Wolverine Tube Inc.+..............      18,300
                                               ------------
                                                115,788,675
                                               ------------
             FINANCIAL SERVICES -- 4.7%
     10,000  Alleghany Corp.+..................   3,636,000
     39,000  Argonaut Group Inc.+..............   1,359,540
     73,000  Bancshares of Florida Inc.+.......   1,495,040
     98,000  BKF Capital Group Inc.+...........     328,300
    360,000  CNA Surety Corp.+.................   7,740,000
     19,100  Crazy Woman Creek Bancorp Inc.....     382,191
     37,000  Epoch Holding Corp.+..............     367,780
      3,000  Federal Agricultural Mortgage
              Corp., Cl. C.....................      81,390
     33,000  First Republic Bank...............   1,289,640
    125,000  Flushing Financial Corp...........   2,133,750
    205,200  Franklin Bank Corp.+..............   4,214,808
      1,000  KBW Inc.+.........................      29,390
     72,000  LaBranche & Co. Inc.+.............     707,760
      1,000  LandAmerica Financial Group Inc...      63,110
     66,000  Landesbank Berlin Holding AG+.....     696,984
      3,000  Leucadia National Corp............      84,600
     50,000  MVC Capital Inc...................     668,000
      1,500  NetBank Inc.......................       6,960
    100,000  NewAlliance Bancshares Inc........   1,640,000
     65,320  Sterling Bancorp..................   1,286,804
     16,000  SWS Group Inc.....................     571,200
    107,500  The Midland Co....................   4,509,625
     50,000  Wilmington Trust Corp.............   2,108,500
                                               ------------
                                                 35,401,372
                                               ------------

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
             COMMON STOCKS (CONTINUED)
             FOOD AND BEVERAGE -- 4.9%
     30,000  Boston Beer Co. Inc., Cl. A+......$  1,079,400
     25,000  Brown-Forman Corp., Cl. A.........   1,685,750
        100  Compania Cervecerias
              Unidas SA, ADR...................       2,970
     34,000  Corn Products International Inc...   1,174,360
      1,000  Davide Campari-Milano SpA.........       9,914
    100,000  Del Monte Foods Co................   1,103,000
     85,000  Denny's Corp.+....................     400,350
    600,000  Dynasty Fine Wines Group Ltd......     217,528
        100  Embotelladora Andina SA,
              Cl. A, ADR.......................       1,549
     25,000  Farmer Brothers Co................     533,750
    252,000  Flowers Foods Inc.................   6,801,480
        500  Genesee Corp., Cl. A+.............         830
     21,500  Genesee Corp., Cl. B+.............      38,700
    701,500  Grupo Continental SA..............   1,493,520
     10,000  Hain Celestial Group Inc.+........     312,100
     50,000  ITO EN Ltd........................   1,529,348
     12,000  J & J Snack Foods Corp............     496,800
    298,000  Kikkoman Corp.....................   3,598,387
     30,000  Lifeway Foods Inc.+...............     280,500
     20,000  Meiji Seika Kaisha Ltd............      95,626
     35,000  MGP Ingredients Inc...............     791,350
     30,000  Myojo Foods Co. Ltd...............     209,235
     10,000  Nathan's Famous Inc.+.............     143,600
      4,000  Omni Nutraceuticals Inc.+.........           4
     20,000  PepsiAmericas Inc.................     419,600
     53,000  Ralcorp Holdings Inc.+............   2,697,170
     12,250  The Cheesecake Factory Inc.+......     301,350
     66,000  The J.M. Smucker Co...............   3,199,020
    100,000  The Steak n Shake Co.+............   1,760,000
     55,022  Tootsie Roll Industries Inc.......   1,799,219
     50,000  Triarc Cos. Inc., Cl. A...........   1,087,000
    120,000  Triarc Cos. Inc., Cl. B...........   2,400,000
      2,000  Vina Concha Y Toro SA, ADR........      59,200
      1,000  Willamette Valley Vineyards Inc.+.       6,820
     52,000  YAKULT HONSHA Co. Ltd.............   1,494,391
                                               ------------
                                                 37,223,821
                                               ------------
             HEALTH CARE -- 8.0%
     50,000  Align Technology Inc.+............     698,500
     50,000  Allergan Inc......................   5,987,000
     85,000  Alpharma Inc., Cl. A..............   2,048,500
    117,000  AngioDynamics Inc.+...............   2,514,330
      5,000  Anika Therapeutics Inc.+..........      66,350
     41,000  ArthroCare Corp.+.................   1,636,720
      7,800  Bio-Rad Laboratories Inc., Cl. A+.     643,656
      1,000  Biomet Inc........................      41,270
     70,000  Biosite Inc.+.....................   3,419,500
      9,000  Bruker BioSciences Corp.+.........      67,590
    145,000  Chemed Corp.......................   5,362,100
     74,000  CONMED Corp.+.....................   1,710,880
     40,000  Crucell NV, ADR+..................   1,019,200
     82,000  Del Global Technologies Corp.+....     127,100
     50,000  DexCom Inc.+......................     493,000
      1,000  Digene Corp.+.....................      47,920
     90,000  Edwards Lifesciences Corp.+.......   4,233,600
      1,102  Enzo Biochem Inc.+................      15,726
     65,000  Exactech Inc.+....................     924,950
     47,000  Henry Schein Inc.+................   2,302,060

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
     32,000  ICU Medical Inc.+.................$  1,301,760
     15,000  IMS Health Inc....................     412,200
      2,000  Integra LifeSciences
              Holdings Corp.+..................      85,180
     35,000  IntraLase Corp.+..................     783,300
      2,000  Invacare Corp.....................      49,100
     30,000  Inverness Medical
              Innovations Inc.+................   1,161,000
     26,000  Invitrogen Corp.+.................   1,471,340
    100,000  Lifecore Biomedical Inc.+.........   1,783,000
     40,000  MWI Veterinary Supply Inc.+.......   1,292,000
     15,000  Nabi Biopharmaceuticals+..........     101,700
      3,000  NeoPharm Inc.+....................       5,010
      5,000  NeuroMetrix Inc.+.................      74,550
      1,300  Nobel Biocare Holding AG..........     384,345
     33,000  Orthofix International NV+........   1,650,000
      2,000  OrthoLogic Corp.+.................       2,860
     35,000  Owens & Minor Inc.................   1,094,450
    100,000  Penwest Pharmaceuticals Co.+......   1,662,000
     18,900  Possis Medical Inc.+..............     254,772
     30,000  PSS World Medical Inc.+...........     585,900
    177,000  Quidel Corp.+.....................   2,410,740
    100,000  Regeneration Technologies Inc.+...     586,000
     21,000  Sirona Dental Systems Inc.........     808,710
    590,000  SNIA SpA+.........................     132,790
    130,000  Sonic Innovations Inc.+...........     677,300
  1,650,000  Sorin SpA+........................   3,554,617
    300,000  SSL International plc.............   2,171,892
      2,500  Straumann Holding AG..............     605,252
      4,200  Stryker Corp......................     231,462
     40,000  Thoratec Corp.+...................     703,200
     22,400  United-Guardian Inc...............     201,824
     45,000  Vascular Solutions Inc.+..........     392,850
      1,000  Wright Medical Group Inc.+........      23,280
      5,100  Young Innovations Inc.............     169,830
                                               ------------
                                                 60,184,166
                                               ------------
             HOME FURNISHINGS -- 0.1%
     13,000  Bassett Furniture Industries Inc..     212,420
      4,000  Bed Bath & Beyond Inc.+...........     152,400
      1,000  Foamex International Inc.+........       3,800
     27,000  La-Z-Boy Inc......................     320,490
                                               ------------
                                                    689,110
                                               ------------
             HOTELS AND GAMING -- 3.6%
     29,000  Aztar Corp.+......................   1,578,180
     12,000  Boyd Gaming Corp..................     543,720
     70,000  Churchill Downs Inc...............   2,991,800
    100,000  Dover Downs Gaming &
              Entertainment Inc................   1,337,000
    155,000  Gaylord Entertainment Co.+........   7,894,150
     10,002  Harrah's Entertainment Inc........     827,365
      4,000  Home Inns & Hotels Management
              Inc., ADR+.......................     150,160
    140,000  Lakes Entertainment Inc.+.........   1,510,600
      1,200  Las Vegas Sands Corp.+............     107,376
    405,000  Magna Entertainment Corp., Cl. A+.   1,826,550
     20,000  Marcus Corp.......................     511,600
     82,000  Penn National Gaming Inc.+........   3,412,840
     90,000  Pinnacle Entertainment Inc.+......   2,982,600
      3,000  Station Casinos Inc...............     245,010
     16,000  Wynn Resorts Ltd..................   1,501,600
     20,000  Youbet.com Inc.+..................      73,800
                                               ------------
                                                 27,494,351
                                               ------------

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
             COMMON STOCKS (CONTINUED)
             MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 1.8%
     58,000  Cavco Industries Inc.+............$  2,032,320
    335,000  Champion Enterprises Inc.+........   3,135,600
     17,000  Drew Industries Inc.+.............     442,170
    200,000  Fleetwood Enterprises Inc.+.......   1,582,000
     68,000  Monaco Coach Corp.................     962,880
    135,000  Skyline Corp......................   5,429,700
                                               ------------
                                                 13,584,670
                                               ------------
             METALS AND MINING -- 0.8%
     68,000  Arizona Star Resource Corp.+......     804,699
     52,003  Barrick Gold Corp.................   1,596,492
     10,000  Inmet Mining Corp.................     535,180
     15,000  Ivanhoe Mines Ltd.+...............     147,450
    142,115  Kinross Gold Corp.+...............   1,688,326
     10,000  Meridian Gold Inc.+...............     277,900
     22,000  Novelis Inc.......................     612,700
    190,000  Royal Oak Mines Inc.+.............          19
     30,148  Stillwater Mining Co.+............     376,549
     50,000  Uranium Resources Inc.+...........     290,000
                                               ------------
                                                  6,329,315
                                               ------------
             PAPER AND FOREST PRODUCTS -- 0.2%
     68,000  Pope & Talbot Inc.+...............     371,960
     18,000  Schweitzer-Mauduit
              International Inc................     468,900
     22,000  Wausau Paper Corp.................     329,780
                                               ------------
                                                  1,170,640
                                               ------------
             PUBLISHING -- 2.2%
    307,237  Independent News & Media plc......   1,220,756
     12,000  John Wiley & Sons Inc., Cl. B.....     463,320
     48,000  Journal Communications Inc.,
              Cl. A............................     605,280
    135,000  Journal Register Co...............     985,500
     11,000  Lee Enterprises Inc...............     341,660
     53,000  McClatchy Co., Cl. A..............   2,294,900
     66,500  Media General Inc., Cl. A.........   2,471,805
     23,000  Meredith Corp.....................   1,296,050
    260,000  News Corp., Cl. A.................   5,584,800
  1,050,000  Penton Media Inc.+................     808,500
    380,000  PRIMEDIA Inc.+....................     642,200
      4,500  Value Line Inc....................     204,525
                                               ------------
                                                 16,919,296
                                               ------------
             REAL ESTATE -- 1.4%
        190  Case Pomeroy & Co. Inc., Cl. A....     351,500
    170,000  Griffin Land & Nurseries Inc.+....   5,516,500
      9,000  Gyrodyne Co. of America Inc.+.....     555,930
     20,000  Malan Realty Investors
              Inc.+ (b)(e).....................      14,800
    109,000  Morguard Corp.....................   3,973,408
                                               ------------
                                                 10,412,138
                                               ------------
             RETAIL -- 2.2%
    145,000  Aaron Rents Inc., Cl. A...........   3,825,100
     35,000  Big 5 Sporting Goods Corp.........     854,700
      8,000  Casey's General Stores Inc........     188,400
     65,000  Coldwater Creek Inc.+.............   1,593,800
     20,000  CoolBrands International Inc.+....      22,124
    100,000  CSK Auto Corp.+...................   1,715,000
      3,000  Gander Mountain Co.+..............      27,030
    165,000  Ingles Markets Inc., Cl. A........   4,915,350
     35,000  Movado Group Inc..................   1,015,000
     16,500  Pier 1 Imports Inc................      98,175
     14,000  Tractor Supply Co.+...............     625,940
     40,000  Weis Markets Inc..................   1,604,400
                                               ------------
                                                 16,485,019
                                               ------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
             SATELLITE -- 0.2%
     18,000  Pegasus Communications Corp.,
              Cl. A+...........................$     37,980
    200,000  Sirius Satellite Radio Inc.+......     708,000
     35,000  XM Satellite Radio Holdings Inc.,
              Cl. A+...........................     505,750
                                               ------------
                                                  1,251,730
                                               ------------
             SPECIALTY CHEMICALS -- 5.6%
     40,000  A. Schulman Inc...................     890,000
     25,000  Airgas Inc........................   1,013,000
     40,000  Albemarle Corp....................   2,872,000
     35,000  Arch Chemicals Inc................   1,165,850
    200,000  Chemtura Corp.....................   1,926,000
     10,000  Cytec Industries Inc..............     565,100
      6,000  Dionex Corp.+.....................     340,260
    170,000  Ferro Corp........................   3,517,300
    236,000  H.B. Fuller Co....................   6,093,520
     65,000  Hawkins Inc.......................     929,500
    390,000  Hercules Inc.+....................   7,530,900
    140,000  MacDermid Inc.....................   4,774,000
    140,000  Material Sciences Corp.+..........   1,811,600
    155,000  Omnova Solutions Inc.+............     709,900
     50,000  Penford Corp......................     865,000
     10,000  Quaker Chemical Corp..............     220,700
    273,000  Sensient Technologies Corp........   6,715,800
                                               ------------
                                                 41,940,430
                                               ------------
             TELECOMMUNICATIONS -- 1.6%
     29,425  Alltel Corp.......................   1,779,624
     23,000  Atlantic Tele-Network Inc.........     673,900
    200,000  Cincinnati Bell Inc.+.............     914,000
     75,000  Commonwealth Telephone
              Enterprises Inc..................   3,139,500
      6,795  Community Service
              Communications Inc.+.............      19,705
     46,000  D&E Communications Inc............     581,900
        870  NTL Inc...........................      21,959
     60,000  Rogers Communications Inc., Cl. B.   3,576,000
     20,000  Shenandoah Telecommunications Co..     940,200
     30,000  Stratos International Inc.+.......     228,000
     25,000  Windstream Corp...................     355,500
     53,000  Winstar Communications Inc.+ (b)..          53
                                               ------------
                                                 12,230,341
                                               ------------
             TRANSPORTATION -- 1.1%
    150,000  GATX Corp.........................   6,499,500
    125,000  Grupo TMM SA, Cl. A, ADR+.........     315,000
      2,000  Irish Continental Group plc+......      36,856
     50,000  OMI Corp..........................   1,058,500
      5,100  Providence and Worcester
              Railroad Co......................      99,450
                                               ------------
                                                  8,009,306
                                               ------------
             WIRELESS COMMUNICATIONS -- 1.8%
     45,000  Centennial Communications Corp....     323,550
     72,000  Price Communications Corp.........   1,515,600
     55,000  Rural Cellular Corp., Cl. A+......     722,700
     10,000  SunCom Wireless Holdings Inc.,
              Cl. A+...........................       7,000
    143,000  Vimpel-Communications, ADR+.......  11,289,850
                                               ------------
                                                 13,858,700
                                               ------------
             TOTAL COMMON STOCKS..............  750,114,929
                                               ------------

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2006 (UNAUDITED)
================================================================================


                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
             PREFERRED STOCKS -- 0.3%
             BROADCASTING -- 0.2%
      1,063  Granite Broadcasting Corp.,
              12.750% Pfd.+....................$     69,095
        100  Gray Television Inc.,
              8.000% Cv. Pfd.,
              Ser. C (b)(d)(e).................   1,000,000
      1,103  PTV Inc., 10.000% Pfd., Ser. A....       7,583
                                               ------------
                                                  1,076,678
                                               ------------
             BUSINESS SERVICES -- 0.1%
     23,382  Interep National Radio Sales Inc.,
              4.000% Cv. Pfd.,
              Ser. A+ (b)(d)(e)................     818,376
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 0.0%
        151  Foster Wheeler Ltd.,
              Pfd., Ser. B+....................     302,000
                                               ------------
             TOTAL PREFERRED STOCKS............   2,197,054
                                               ------------
             RIGHTS -- 0.0%
             CONSUMER PRODUCTS -- 0.0%
     99,513  Revlon Inc., Cl. A Rights+........       4,976
                                               ------------
             HOME FURNISHINGS -- 0.0%
      1,000  Foamex International Inc. Rights+.       1,450
                                               ------------
             TOTAL RIGHTS......................       6,426
                                               ------------
             WARRANTS -- 0.1%
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
      1,213  Exide Technologies,
              expire 05/05/11+.................         473
                                               ------------
             BUSINESS SERVICES -- 0.1%
    261,431  GP Strategies Corp.,
              expire 08/14/08+ (b)(e)..........     766,388
    125,000  Interep National Radio Sales Inc.,
              expire 05/06/07+ (b)(d)(e).......           0
                                               ------------
                                                    766,388
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 0.0%
    379,703  National Patent Development Corp.,
              expire 08/14/08+ (b)(e)..........     102,183
     13,217  WHX Corp., expire 02/28/08+.......       5,419
                                               ------------
                                                    107,602
                                               ------------
             HEALTH CARE -- 0.0%
     14,424  Del Global Technologies Corp.,
              expire 03/28/08+.................       1,443
                                               ------------
             TELECOMMUNICATIONS -- 0.0%
         86  NTL Inc., expire 01/13/11+........          11
                                               ------------
             TOTAL WARRANTS....................     875,917
                                               ------------
   PRINCIPAL
    AMOUNT
   --------
             CORPORATE BONDS -- 0.2%
             AVIATION: PARTS AND SERVICES -- 0.0%
 $  300,000  GenCorp Inc., Sub. Deb. Cv.,
              5.750%, 04/15/07.................     311,625
                                               ------------
             BUSINESS SERVICES -- 0.2%
  2,000,000  GP Strategies Corp., Sub. Deb.,
              6.000%, 08/14/08 (b)(e)..........   1,342,343
    130,000  Trans-Lux Corp., Sub. Deb. Cv.,
              8.250%, 03/01/12 (a).............     126,750
                                               ------------
                                                  1,469,093
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 0.0%
    300,000  Exodus Communications Inc.,
              Sub. Deb. Cv.,
              5.250%, 02/15/08+ (b)(c).........           0
                                               ------------

             HEALTH CARE -- 0.0%
 $   28,848  Del Global Technologies Corp.,
              6.000%, 03/28/07 (b)(e)..........$     21,636
                                               ------------
             TOTAL CORPORATE BONDS.............   1,802,354
                                               ------------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $423,188,505)..............$754,996,680
                                               ============
----------------
             Aggregate book cost...............$423,188,505
                                               ============
             Gross unrealized appreciation.....$364,129,599
             Gross unrealized depreciation..... (32,321,424)
                                               ------------
             Net unrealized appreciation
               (depreciation)..................$331,808,175
                                               ============
----------------
(a) Security considered an affiliated holding because the Fund owns at least 5% of the outstanding shares.
(b) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2006, the market value of fair valued securities amounted to $4,386,771 or 0.58% of total investments.
(c)  Security is in default.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the market value of Rule 144A securities amounted to $1,818,376 or 0.24% of total investments.
(e) At December 31, 2006, the Fund held restricted and illiquid securities amounting to $4,302,718 or 0.57% of net assets, which were valued under methods approved by the Board, as follows:

ACQUISITION                                                           12/31/06
  SHARES/                                                             CARRYING
 PRINCIPAL                               ACQUISITION   ACQUISITION     VALUE
  AMOUNT    ISSUER                          DATE          COST        PER UNIT
 --------   ------                       -----------  -----------     --------
   610,400  Career Blazers Inc. ......... 06/04/93     $  236,019   $    0.1755
     6,048  Chestnut Hill Ventures ...... 07/26/01        164,590       21.4722
     3,333  CTN Media Group Inc. ........ 09/28/01         16,800        0.0009
$   28,848  Del Global
             Technologies Corp.,
             6.00%, 03/28/07 ............ 05/24/02         28,847       75.0000
$2,000,000  GP Strategies Corp.,
             Sub. Deb.,
             6.000%, 08/14/08 ........... 08/08/03      1,362,935       67.1171
   261,431  GP Strategies Corp.
             warrants expire
             08/14/08 ................... 08/08/03        634,637        2.9315
       100  Gray Television Inc.,
             8.000% Cv. Pfd.,
             Ser. C ..................... 04/22/02      1,000,000   10,000.0000
    23,382  Interep National
             Radio Sales Inc.,
             4.000% Cv. Pfd.,
             Ser. A ..................... 05/03/02      2,163,146       35.0003
   125,000  Interep National
             Radio Sales Inc.
             warrants expire
             05/06/07 ................... 05/03/02           0.00        0.0000
    20,000  Malan Realty
             Investors Inc. ............. 08/17/00         75,279        0.7400
   379,703  National Patent
             Development Corp.
             warrants expire
             08/14/08 ................... 11/24/04           0.00        0.2691

ADR  American Depository Receipt
+    Non-income producing security.
* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

                        Gabelli Equity Series Funds, Inc.
                        THE GABELLI SMALL CAP GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.



                               BOARD OF DIRECTORS
Mario J. Gabelli, CFA                             Robert J. Morrissey
CHAIRMAN AND CHIEF                                ATTORNEY-AT-LAW
EXECUTIVE OFFICER                                 MORRISSEY, HAWKINS & LYNCH
GAMCO INVESTORS, INC.

Anthony J. Colavita                               Anthony R. Pustorino
ATTORNEY-AT-LAW                                   CERTIFIED PUBLIC ACCOUNTANT,
ANTHONY J. COLAVITA, P.C.                         PROFESSOR EMERITUS
                                                  PACE UNIVERSITY

Vincent D. Enright                                Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                      CHAIRMAN
AND CHIEF FINANCIAL OFFICER                       BALMAC INTERNATIONAL, INC.
KEYSPAN ENERGY CORP.

John D. Gabelli                                   Salvatore J. Zizza
SENIOR VICE PRESIDENT                             CHAIRMAN
GABELLI & COMPANY, INC.                           HALLMARK ELECTRICAL
                                                  SUPPLIES CORP.


                                    OFFICERS
Bruce N. Alpert                                   James E. McKee
PRESIDENT                                         SECRETARY

Agnes Mullady                                     Peter D. Goldstein
TREASURER                                         CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB443Q406SR


                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH

                                                THE
                                                GABELLI
                                                SMALL CAP
                                                GROWTH
                                                FUND



                                                            FIRST QUARTER REPORT
                                                               DECEMBER 31, 2006

                         THE GABELLI EQUITY INCOME FUND

                            FIRST QUARTER REPORT (A)
                                DECEMBER 31, 2006









TO OUR SHAREHOLDERS,

     During the quarter ended December 31, 2006, The Gabelli Equity Income Fund (the "Fund") was up 7.00%, while the Standard & Poor's ("S&P") 500 Index and the Lipper Equity Income Fund Average rose 6.69% and 7.05%, respectively.

     Enclosed is the investment portfolio as of December 31, 2006.

COMPARATIVE RESULTS

----------------------------------------------------------------------------------------------------------------------
                          AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2006 (A)(B)
                          -------------------------------------------------------
                                                                                                              Since
                                                             Six                                            Inception
                                                Quarter     Months    1 Year   3 Year     5 Year    10 Year  (1/2/92)
----------------------------------------------------------------------------------------------------------------------
  GABELLI EQUITY INCOME FUND CLASS AAA ......... 7.00%      11.45%    19.21%    12.74%    11.15%    11.41%     12.48%
  S&P 500 Index ................................ 6.69       12.73     15.78     10.43      6.18      8.42      10.64
  Nasdaq Composite Index ....................... 6.95        7.88      9.52      6.43      4.37      6.46       9.90
  Lipper Equity Income Fund Average ............ 7.05       12.45     18.45     12.33      8.62      8.81      10.77
  Class A ...................................... 6.97       11.43     19.16     12.68     11.11     11.40      12.47
                                                 0.82(c)     5.03(c)  12.31(c)  10.48(c)   9.81(c)  10.73(c)   12.02(c)
  Class B ...................................... 6.79       11.09     18.40     11.89     10.64     11.16      12.31
                                                 1.79(d)     6.09(d)  13.40(d)  11.08(d)  10.37(d)  11.16(d)   12.31(d)
  Class C ...................................... 6.79       11.04     18.34     11.92     10.66     11.17      12.31
                                                 5.79(e)    10.04(e)  17.34(e)  11.92     10.66     11.17      12.31

(a)  THE FUND'S FISCAL YEAR ENDS SEPTEMBER 30.
(b) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
     THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE S&P 500 INDEX OF THE LARGEST U.S. COMPANIES AND THE NASDAQ COMPOSITE INDEX (MEASURES ALL NASDAQ DOMESTIC AND INTERNATIONAL COMMON TYPE STOCKS UNDER AN UNMANAGED MARKET CAPITALIZATION WEIGHTED METHODOLOGY) ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED (EXCEPT FOR THE NASDAQ COMPOSITE INDEX).
(c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE THREE MONTHS, SIX MONTHS, ONE YEAR, THREE YEAR, FIVE YEAR, TEN YEAR, AND SINCE INCEPTION PERIODS OF 5%, 5%, 5%, 3%, 2%, 0%, AND 0%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
(e) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGE FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, SIX MONTHS, AND ONE YEAR PERIOD OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the
 portfolio   of   investments,   will   be   available   on  our   website   at
 www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
             COMMON STOCKS -- 96.4%
             AEROSPACE -- 1.7%
     32,000  Boeing Co.........................$  2,842,880
      2,000  Lockheed Martin Corp..............     184,140
      4,000  Northrop Grumman Corp.............     270,800
     10,000  Raytheon Co.......................     528,000
      2,000  Rockwell Automation Inc...........     122,160
      2,000  Rockwell Collins Inc..............     126,580
  1,260,000  Rolls-Royce Group plc+............  11,046,249
 46,242,000  Rolls-Royce Group plc, Cl. B......      91,899
                                               ------------
                                                 15,212,708
                                               ------------
             AGRICULTURE -- 0.4%
     60,000  Delta & Pine Land Co..............   2,427,000
     50,000  The Mosaic Co.+...................   1,068,000
                                               ------------
                                                  3,495,000
                                               ------------
             AUTOMOTIVE -- 0.8%
    215,000  General Motors Corp...............   6,604,800
     10,000  Navistar International Corp.+.....     334,300
                                               ------------
                                                  6,939,100
                                               ------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.6%
      1,000  ArvinMeritor Inc..................      18,230
      3,000  Bandag Inc........................     151,290
    180,000  Dana Corp.+.......................     250,200
    250,000  Genuine Parts Co..................  11,857,500
      2,000  Johnson Controls Inc..............     171,840
     45,000  Modine Manufacturing Co...........   1,126,350
     10,000  Proliance International Inc.+.....      46,000
     80,000  The Pep Boys - Manny, Moe & Jack..   1,188,800
                                               ------------
                                                 14,810,210
                                               ------------
             AVIATION: PARTS AND SERVICES -- 0.8%
      6,000  Barnes Group Inc..................     130,500
     46,192  Curtiss-Wright Corp...............   1,712,799
     35,000  GenCorp Inc.+.....................     490,700
     34,000  Sequa Corp., Cl. A+...............   3,912,040
     16,000  United Technologies Corp..........   1,000,320
                                               ------------
                                                  7,246,359
                                               ------------
             BROADCASTING -- 0.6%
    151,000  CBS Corp., Cl. A..................   4,714,220
     25,000  CBS Corp., Cl. B..................     779,500
     26,000  Granite Broadcasting Corp.+.......       3,380
                                               ------------
                                                  5,497,100
                                               ------------
             BUSINESS SERVICES -- 0.3%
     50,000  Aramark Corp., Cl. B..............   1,672,500
      4,000  Automatic Data Processing Inc.....     197,000
      4,000  Landauer Inc......................     209,880
      7,500  MasterCard Inc., Cl. A............     738,675
      3,000  R. H. Donnelley Corp..............     188,190
                                               ------------
                                                  3,006,245
                                               ------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
             CABLE AND SATELLITE -- 0.8%
    140,000  Cablevision Systems Corp.,
              Cl. A+...........................$  3,987,200
     70,000  EchoStar Communications Corp.,
              Cl. A+...........................   2,662,100
     35,000  The DIRECTV Group Inc.+...........     872,900
                                               ------------
                                                  7,522,200
                                               ------------
      UNITS
      -----
             CLOSED-END FUNDS -- 0.0%
      4,495  Bell Aliant Regional Communications
              Income Fund+ (b).................     103,924
                                               ------------
     SHARES
     ------
             COMMUNICATIONS EQUIPMENT -- 1.0%
    175,000  Corning Inc.+.....................   3,274,250
    100,000  Motorola Inc......................   2,056,000
     70,000  Thomas & Betts Corp.+.............   3,309,600
                                               ------------
                                                  8,639,850
                                               ------------
             COMPUTER HARDWARE -- 2.2%
    172,000  International Business
              Machines Corp....................  16,709,800
    175,000  Xerox Corp.+......................   2,966,250
                                               ------------
                                                 19,676,050
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 0.4%
      2,000  EMC Corp.+........................      26,400
     20,000  Microsoft Corp....................     597,200
        154  Telecom Italia Media SpA..........          73
    128,000  Yahoo! Inc.+......................   3,269,120
                                               ------------
                                                  3,892,793
                                               ------------
             CONSUMER PRODUCTS -- 7.4%
     35,000  Altria Group Inc..................   3,003,700
    240,000  Avon Products Inc.................   7,929,600
     15,000  Clorox Co.........................     962,250
     40,000  Colgate-Palmolive Co..............   2,609,600
     50,000  Eastman Kodak Co..................   1,290,000
     55,000  Energizer Holdings Inc.+..........   3,904,450
     56,000  Fortune Brands Inc................   4,781,840
     94,700  Gallaher Group plc, ADR...........   8,518,265
      5,000  Hanesbrands Inc.+.................     118,100
     10,000  National Presto Industries Inc....     598,700
     10,000  Pactiv Corp.+.....................     356,900
    120,000  Procter & Gamble Co...............   7,712,400
    100,000  Reckitt Benckiser plc.............   4,569,930
     26,000  Rothmans Inc......................     484,929
    940,500  Swedish Match AB..................  17,584,703
     78,000  Unilever NV, ADR..................   2,125,500
     10,000  UST Inc...........................     582,000
                                               ------------
                                                 67,132,867
                                               ------------
             CONSUMER SERVICES -- 0.1%
     45,000  Rollins Inc.......................     994,950
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 3.9%
      5,000  3M Co.............................     389,650
     13,000  Acuity Brands Inc.................     676,520
     55,000  Cooper Industries Ltd., Cl. A.....   4,973,650

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
             COMMON STOCKS (CONTINUED)
             DIVERSIFIED INDUSTRIAL (CONTINUED)
    295,000  General Electric Co...............$ 10,976,950
    180,000  Honeywell International Inc.......   8,143,200
     25,100  ITT Corp..........................   1,426,182
      6,000  Trinity Industries Inc............     211,200
    250,000  Tyco International Ltd............   7,600,000
      4,000  Walter Industries Inc.............     108,200
     50,000  WHX Corp.+........................     422,500
                                               ------------
                                                 34,928,052
                                               ------------
             ELECTRONICS -- 2.5%
    425,000  Intel Corp........................   8,606,250
    600,000  Symbol Technologies Inc...........   8,964,000
    180,000  Texas Instruments Inc.............   5,184,000
      5,000  Thermo Fisher Scientific Inc.+....     226,450
                                               ------------
                                                 22,980,700
                                               ------------
             ENERGY AND UTILITIES: ELECTRIC -- 2.0%
     30,000  American Electric Power Co. Inc...   1,277,400
     16,000  DTE Energy Co.....................     774,560
     85,000  El Paso Electric Co.+.............   2,071,450
     70,000  FPL Group Inc.....................   3,809,400
     45,000  Great Plains Energy Inc...........   1,431,000
     60,000  Korea Electric Power Corp., ADR+..   1,362,600
     54,824  Mirant Corp.+.....................   1,730,794
    115,000  Northeast Utilities...............   3,238,400
     80,000  The AES Corp.+....................   1,763,200
     13,333  UIL Holdings Corp.................     562,519
                                               ------------
                                                 18,021,323
                                               ------------
             ENERGY AND UTILITIES: INTEGRATED -- 5.8%
     42,000  Allegheny Energy Inc.+............   1,928,220
    250,000  Aquila Inc.+......................   1,175,000
     44,000  BP plc, ADR.......................   2,952,400
     44,000  CH Energy Group Inc...............   2,323,200
     55,000  Constellation Energy Group........   3,787,850
      1,000  Dominion Resources Inc............      83,840
    120,000  DPL Inc...........................   3,333,600
    250,000  Duke Energy Corp..................   8,302,500
    120,000  Duquesne Light Holdings Inc.......   2,382,000
    220,000  El Paso Corp......................   3,361,600
    150,000  Energy East Corp..................   3,720,000
     29,000  Eni SpA...........................     975,408
     80,000  NSTAR.............................   2,748,800
     75,000  OGE Energy Corp...................   3,000,000
     80,000  Progress Energy Inc...............   3,926,400
     15,000  Progress Energy Inc., CVO+........       4,875
      6,000  Public Service Enterprise
              Group Inc........................     398,280
      9,523  Scottish Power plc, ADR...........     556,429
     20,000  Suncor Energy Inc.................   1,578,200
     55,000  TECO Energy Inc...................     947,650
     25,000  TXU Corp..........................   1,355,250
    140,000  Westar Energy Inc.................   3,634,400
                                               ------------
                                                 52,475,902
                                               ------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
             ENERGY AND UTILITIES: NATURAL GAS -- 4.2%
     20,000  AGL Resources Inc.................$    778,200
     50,000  Atmos Energy Corp.................   1,595,500
    140,000  KeySpan Corp......................   5,765,200
    165,000  Kinder Morgan Inc.................  17,448,750
     25,000  National Fuel Gas Co..............     963,500
     70,000  ONEOK Inc.........................   3,018,400
     39,200  Peoples Energy Corp...............   1,747,144
     24,000  Piedmont Natural Gas Co. Inc......     642,000
     40,000  SEMCO Energy Inc.+................     244,000
    120,000  Southern Union Co.................   3,354,000
     60,000  Southwest Gas Corp................   2,302,200
                                               ------------
                                                 37,858,894
                                               ------------
             ENERGY AND UTILITIES: OIL -- 8.7%
     46,000  Anadarko Petroleum Corp...........   2,001,920
     28,000  Cameron International Corp.+......   1,485,400
    192,000  Chevron Corp......................  14,117,760
    187,000  ConocoPhillips....................  13,454,650
     49,000  Devon Energy Corp.................   3,286,920
    150,000  Exxon Mobil Corp..................  11,494,500
     52,000  Giant Industries Inc.+............   3,897,400
     22,000  Helix Energy Solutions
              Group Inc.+......................     690,140
      2,000  Niko Resources Ltd................     142,949
     98,000  Occidental Petroleum Corp.........   4,785,340
     22,000  Oceaneering International Inc.+...     873,400
     11,000  PetroChina Co. Ltd., ADR..........   1,548,580
     30,000  Repsol YPF SA, ADR................   1,035,000
    120,000  Royal Dutch Shell plc, Cl. A, ADR.   8,494,800
     25,000  Statoil ASA, ADR..................     658,000
     17,518  Total SA, ADR.....................   1,259,895
     75,000  Transocean Inc.+..................   6,066,750
     80,000  Weatherford International Ltd.+...   3,343,200
                                               ------------
                                                 78,636,604
                                               ------------
             ENERGY AND UTILITIES: SERVICES -- 1.0%
     30,000  ABB Ltd., ADR.....................     539,400
    200,000  Halliburton Co....................   6,210,000
     40,000  Schlumberger Ltd..................   2,526,400
                                               ------------
                                                  9,275,800
                                               ------------
             ENERGY AND UTILITIES: WATER -- 0.1%
     24,000  Aqua America Inc..................     546,720
     40,000  Suez SA, Strips+..................         528
                                               ------------
                                                    547,248
                                               ------------
             ENTERTAINMENT -- 1.4%
    500,000  Rank Group plc....................   2,288,392
     40,000  The Walt Disney Co................   1,370,800
    190,000  Time Warner Inc...................   4,138,200
     30,000  Viacom Inc., Cl. A+...............   1,230,300
     95,000  Vivendi...........................   3,713,220
                                               ------------
                                                 12,740,912
                                               ------------

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
             COMMON STOCKS (CONTINUED)
             ENVIRONMENTAL SERVICES -- 0.6%
    150,000  Waste Management Inc..............$  5,515,500
                                               ------------
             EQUIPMENT AND SUPPLIES -- 1.3%
     12,000  A.O. Smith Corp...................     450,720
     85,000  Flowserve Corp.+..................   4,289,950
      6,000  Ingersoll-Rand Co. Ltd., Cl. A....     234,780
      1,500  Minerals Technologies Inc.........      88,185
     40,000  Mueller Industries Inc............   1,268,000
      6,610  Mueller Water Products Inc.,
              Cl. B+...........................      98,486
      8,000  Parker Hannifin Corp..............     615,040
  1,052,000  Tomkins plc.......................   5,061,951
                                               ------------
                                                 12,107,112
                                               ------------
             FINANCIAL SERVICES -- 12.2%
      6,528  Alleghany Corp.+..................   2,373,581
    190,000  American Express Co...............  11,527,300
    135,000  American International Group Inc..   9,674,100
     70,000  Ameriprise Financial Inc..........   3,815,000
     37,000  Argonaut Group Inc.+..............   1,289,820
     25,000  Banco Popular Espanol SA..........     453,105
     18,000  Banco Santander Central
              Hispano SA, ADR..................     335,880
      2,000  Banco Santander Chile SA, ADR.....      96,320
    130,000  Bank of America Corp..............   6,940,700
      8,825  BNP Paribas.......................     962,823
    475,000  Citigroup Inc.....................  26,457,500
     40,000  Commerzbank AG, ADR...............   1,516,452
     35,000  Deutsche Bank AG..................   4,663,400
      3,000  Fannie Mae........................     178,170
     20,000  Fidelity Southern Corp............     372,200
    145,000  H&R Block Inc.....................   3,340,800
     25,000  Huntington Bancshares Inc.........     593,750
     82,080  JPMorgan Chase & Co...............   3,964,464
      1,000  KeyCorp...........................      38,030
     30,000  Landesbank Berlin Holding AG+.....     316,811
     30,000  Leucadia National Corp............     846,000
      2,000  Manulife Financial Corp...........      67,580
     55,000  Mellon Financial Corp.............   2,318,250
     13,000  Merrill Lynch & Co. Inc...........   1,210,300
      8,000  Moody's Corp......................     552,480
     45,000  Morgan Stanley....................   3,664,350
      3,000  Municipal Mortgage & Equity, LLC..      96,600
      6,000  Northern Trust Corp...............     364,140
     45,000  PNC Financial Services Group Inc..   3,331,800
     58,000  Popular Inc.......................   1,041,100
        500  Raiffeisen International Bank
              Holding AG.......................      76,239
    150,000  Sterling Bancorp..................   2,955,000
     12,000  SunTrust Banks Inc................   1,013,400
     40,000  T. Rowe Price Group Inc...........   1,750,800
      1,000  The Allstate Corp.................      65,110
     44,000  The Bank of New York Co. Inc......   1,732,280
      5,000  The Bear Stearns Companies Inc....     813,900
      5,000  The Charles Schwab Corp...........      96,700

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
      2,000  The Dun & Bradstreet Corp.+.......$    165,580
     50,000  The Phoenix Companies Inc.........     794,500
     36,000  The St. Paul Travelers
              Companies Inc....................   1,932,840
     40,000  Unitrin Inc.......................   2,004,400
     10,000  Wachovia Corp.....................     569,500
     80,000  Waddell & Reed Financial Inc.,
              Cl. A............................   2,188,800
     55,000  Wilmington Trust Corp.............   2,319,350
                                               ------------
                                                110,881,205
                                               ------------
             FOOD AND BEVERAGE -- 9.7%
    125,000  Anheuser-Busch Companies Inc......   6,150,000
     43,000  Brown-Forman Corp., Cl. A.........   2,899,490
    140,000  Cadbury Schweppes plc, ADR........   6,010,200
     60,000  Campbell Soup Co..................   2,333,400
     40,000  Coca-Cola Amatil Ltd., ADR........     489,316
     15,000  Coca-Cola Femsa SAB de CV, ADR....     570,000
     16,000  Corn Products International Inc...     552,640
     60,000  Del Monte Foods Co................     661,800
     60,000  Diageo plc, ADR...................   4,758,600
     46,000  Fomento Economico Mexicano
              SAB de CV, ADR...................   5,324,960
    200,000  General Mills Inc.................  11,520,000
     70,000  Groupe Danone.....................  10,607,881
  1,000,000  Grupo Bimbo SA de CV, Cl. A.......   4,998,611
    110,000  H.J. Heinz Co.....................   4,951,100
     50,000  Heineken NV.......................   2,378,061
      5,000  Kellogg Co........................     250,300
     10,000  Nestle SA.........................   3,553,549
     10,000  Nissin Food Products Co. Ltd......     370,573
     20,000  PepsiCo Inc.......................   1,251,000
      6,004  Pernod-Ricard SA..................   1,379,046
    280,000  The Coca-Cola Co..................  13,510,000
     20,000  The Hershey Co....................     996,000
     32,100  Tootsie Roll Industries Inc.......   1,049,670
     10,000  Wm. Wrigley Jr. Co................     517,200
        750  Wm. Wrigley Jr. Co., Cl. B........      38,550
     15,000  YAKULT HONSHA Co. Ltd.............     431,074
                                               ------------
                                                 87,553,021
                                               ------------
             HEALTH CARE -- 9.9%
     16,000  Abbott Laboratories...............     779,360
     20,000  Advanced Medical Optics Inc.+.....     704,000
     26,000  Aetna Inc.........................   1,122,680
    105,000  Baxter International Inc..........   4,870,950
    100,000  Becton, Dickinson & Co............   7,015,000
        500  Bio-Rad Laboratories Inc., Cl. B+.      41,700
     25,100  Biosite Inc.+.....................   1,226,135
     75,000  Bristol-Myers Squibb Co...........   1,974,000
    145,000  Eli Lilly & Co....................   7,554,500
     11,276  GlaxoSmithKline plc, ADR..........     594,922
     24,000  Henry Schein Inc.+................   1,175,520
    125,000  Hospira Inc.+.....................   4,197,500
    110,000  Johnson & Johnson.................   7,262,200

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
             COMMON STOCKS (CONTINUED)
             HEALTH CARE (CONTINUED)
     86,000  Medco Health Solutions Inc.+......$  4,595,840
    105,000  Merck & Co. Inc...................   4,578,000
      1,000  Nobel Biocare Holding AG..........     295,651
    120,000  Novartis AG, ADR..................   6,892,800
     10,000  Patterson Companies Inc.+.........     355,100
    600,000  Pfizer Inc........................  15,540,000
    150,000  Schering-Plough Corp..............   3,546,000
    100,000  Tanox Inc.+.......................   1,990,000
    350,000  Tenet Healthcare Corp.+...........   2,439,500
    115,000  UnitedHealth Group Inc............   6,178,950
     20,000  William Demant Holding A/S+.......   1,621,583
     44,000  Zimmer Holdings Inc.+.............   3,448,720
                                               ------------
                                                 90,000,611
                                               ------------
             HOTELS AND GAMING -- 1.2%
     90,000  Hilton Hotels Corp................   3,141,000
     20,000  International Game Technology.....     924,000
    529,411  Ladbrokes plc.....................   4,335,484
     10,000  Las Vegas Sands Corp.+............     894,800
     25,000  Starwood Hotels & Resorts
              Worldwide Inc....................   1,562,500
                                               ------------
                                                 10,857,784
                                               ------------
             MACHINERY -- 0.4%
      6,000  Caterpillar Inc...................     367,980
     31,000  Deere & Co........................   2,947,170
                                               ------------
                                                  3,315,150
                                               ------------
             MANUFACTURED HOUSING -- 0.1%
    140,000  Champion Enterprises Inc.+........   1,310,400
                                               ------------
             METALS AND MINING -- 1.6%
     90,000  Alcoa Inc.........................   2,700,900
      6,000  Carpenter Technology Corp.........     615,120
     27,000  Fording Canadian Coal Trust
              (Toronto)........................     556,832
     50,000  Freeport-McMoRan Copper &
              Gold Inc., Cl. B.................   2,786,500
    110,000  Newmont Mining Corp...............   4,966,500
     30,000  Peabody Energy Corp...............   1,212,300
     10,000  Phelps Dodge Corp.................   1,197,200
                                               ------------
                                                 14,035,352
                                               ------------
             PUBLISHING -- 2.6%
    100,000  Dow Jones & Co. Inc...............   3,800,000
      6,500  Idearc Inc.+......................     186,225
      2,000  Lee Enterprises Inc...............      62,120
      7,118  McClatchy Co., Cl. A..............     308,209
     17,000  New York Times Co., Cl. A.........     414,120
     35,000  News Corp., Cl. A.................     751,800
      6,016  News Corp., Cl. B.................     133,916
    100,000  PagesJaunes Groupe SA.............   1,989,308
        406  Seat Pagine Gialle SpA............         242
     40,000  The E.W. Scripps Co., Cl. A.......   1,997,600
     25,000  The McGraw-Hill Companies Inc.....   1,700,500

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
    350,000  The Reader's Digest
              Association Inc..................$  5,845,000
      1,200  The Washington Post Co., Cl. B....     894,720
    175,000  Tribune Co........................   5,386,500
      1,300  Value Line Inc....................      59,085
                                               ------------
                                                 23,529,345
                                               ------------
             REAL ESTATE -- 0.2%
     30,000  Equity Office Properties Trust....   1,445,100
      5,800  Griffin Land & Nurseries Inc.+....     188,210
                                               ------------
                                                  1,633,310
                                               ------------
             RETAIL -- 2.6%
     95,000  Costco Wholesale Corp.............   5,022,650
      5,000  Ingles Markets Inc., Cl. A........     148,950
    150,000  Safeway Inc.......................   5,184,000
        500  Sears Holdings Corp.+.............      83,965
    100,000  SUPERVALU Inc.....................   3,575,000
    100,000  The Home Depot Inc................   4,016,000
    115,000  Wal-Mart Stores Inc...............   5,310,700
     10,000  Weis Markets Inc..................     401,100
                                               ------------
                                                 23,742,365
                                               ------------
             SPECIALTY CHEMICALS -- 2.6%
     24,000  Albemarle Corp....................   1,723,200
        437  Arkema, ADR+......................      22,434
     36,000  Ashland Inc.......................   2,490,480
    200,000  Chemtura Corp.....................   1,926,000
     40,000  E.I. du Pont de Nemours & Co......   1,948,400
    100,000  Ferro Corp........................   2,069,000
      1,000  FMC Corp..........................      76,550
    100,000  Hercules Inc.+....................   1,931,000
     40,000  International Flavors &
              Fragrances Inc...................   1,966,400
    133,000  Monsanto Co.......................   6,986,490
      3,500  NewMarket Corp....................     206,675
     50,000  Omnova Solutions Inc.+............     229,000
      4,000  Quaker Chemical Corp..............      88,280
     60,000  Sensient Technologies Corp........   1,476,000
     20,000  The Dow Chemical Co...............     798,800
      2,542  Tronox Inc., Cl. B................      40,138
                                               ------------
                                                 23,978,847
                                               ------------
             TELECOMMUNICATIONS -- 3.4%
      8,000  Alltel Corp.......................     483,840
    250,000  AT&T Inc..........................   8,937,500
     50,000  BCE Inc...........................   1,350,000
     45,000  BellSouth Corp....................   2,119,950
    200,000  BT Group plc......................   1,180,663
     30,000  BT Group plc, ADR.................   1,796,700
    140,000  Cable & Wireless plc..............     432,420
     12,000  CenturyTel Inc....................     523,920
    245,000  Cincinnati Bell Inc.+.............   1,119,650
     10,000  Citizens Communications Co........     143,700
     60,000  Deutsche Telekom AG, ADR..........   1,092,000
     17,500  Embarq Corp.......................     919,800

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
             COMMON STOCKS (CONTINUED)
             TELECOMMUNICATIONS (CONTINUED)
     15,000  France Telecom SA, ADR............$    415,500
    170,000  Qwest Communications
              International Inc.+..............   1,422,900
    160,000  Sprint Nextel Corp................   3,022,400
      3,300  Telecom Italia SpA, ADR...........      99,429
      8,195  Telefonica SA, ADR................     522,431
     12,000  TELUS Corp........................     550,736
    130,000  Verizon Communications Inc........   4,841,200
      5,000  Windstream Corp...................      71,100
                                               ------------
                                                 31,045,839
                                               ------------
             TRANSPORTATION -- 0.3%
     60,000  GATX Corp.........................   2,599,800
                                               ------------
             TOTAL COMMON STOCKS............... 873,740,432
                                               ------------
             CONVERTIBLE PREFERRED STOCKS -- 0.5%
             AUTOMOTIVE -- 0.0%
      1,000  Ford Motor Co. Capital Trust II,
              6.500% Cv. Pfd...................      34,200
                                               ------------
             BROADCASTING -- 0.1%
        100  Gray Television Inc.,
              8.000% Cv. Pfd.,
              Ser. C (b)(c)(d).................   1,000,000
                                               ------------
             COMMUNICATIONS EQUIPMENT -- 0.1%
      1,100  Lucent Technologies Capital Trust I,
              7.750% Cv. Pfd...................   1,119,250
                                               ------------
             ENERGY AND UTILITIES: INTEGRATED -- 0.1%
        300  El Paso Corp.,
              4.990% Cv. Pfd. (b)..............     398,168
                                               ------------
             ENTERTAINMENT -- 0.0%
      3,000  Metromedia International Group Inc.,
              7.250% Cv. Pfd.+.................     153,000
                                               ------------
             TELECOMMUNICATIONS -- 0.2%
     33,000  Cincinnati Bell Inc.,
              6.750% Cv. Pfd., Ser. B..........   1,518,000
                                               ------------
             TOTAL CONVERTIBLE
              PREFERRED STOCKS.................   4,222,618
                                               ------------
             WARRANTS -- 0.1%
             BUSINESS SERVICES -- 0.1%
    262,431  GP Strategies Corp.,
              expire 08/14/08+ (c)(d)..........     769,319
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 0.0%
    379,703  National Patent Development Corp.,
              expire 08/14/08+ (c)(d)..........     102,184
      3,625  WHX Corp., expire 02/28/08+.......       1,486
                                               ------------
                                                    103,670
                                               ------------
             TOTAL WARRANTS....................     872,989
                                               ------------

  PRINCIPAL                                        MARKET
   AMOUNT                                          VALUE*
  ---------                                        ------
             CORPORATE BONDS -- 2.4%
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.5%
 $  800,000  Standard Motor Products Inc.,
              Sub. Deb. Cv.,
              6.750%, 07/15/09.................$    760,000
  4,000,000  The Pep Boys -
              Manny, Moe & Jack, Cv.,
              4.250%, 06/01/07.................   3,980,000
                                               ------------
                                                  4,740,000
                                               ------------
             AVIATION: PARTS AND SERVICES -- 0.2%
  1,400,000  GenCorp Inc., Sub. Deb. Cv.,
              5.750%, 04/15/07.................   1,454,250
                                               ------------
             BROADCASTING -- 0.3%
  2,200,000  Sinclair Broadcast Group Inc.,
              Sub. Deb. Cv.,
              6.000%, 09/15/12.................   2,024,000
    350,000  Sinclair Broadcast Group Inc.,
              Sub. Deb. Cv. (STEP),
              4.875%, 07/15/18.................     321,562
                                               ------------
                                                  2,345,562
                                               ------------
             BUSINESS SERVICES -- 0.1%
    100,000  BBN Corp., Sub. Deb. Cv.,
              6.000%, 04/01/12+ (a)(c).........           0
  2,000,000  GP Strategies Corp.,
              Sub. Deb.,
              6.000%, 08/14/08 (c)(d)..........   1,342,343
                                               ------------
                                                  1,342,343
                                               ------------
             COMMUNICATIONS EQUIPMENT -- 1.2%
  4,000,000  Agere Systems Inc., Sub. Deb. Cv.,
              6.500%, 12/15/09.................   4,090,000
  7,000,000  Nortel Networks Corp., Cv.,
              4.250%, 09/01/08.................   6,807,500
                                               ------------
                                                 10,897,500
                                               ------------
             HEALTH CARE -- 0.1%
  1,000,000  ICOS Corp., Sub. Deb. Cv.,
              2.000%, 07/01/23.................     986,250
                                               ------------
             TOTAL CORPORATE BONDS.............  21,765,905
                                               ------------
             U.S. GOVERNMENT OBLIGATIONS -- 0.6%
  5,346,000  U.S. Treasury Bills,
              4.845% to 5.105%++,
              01/04/07 to 04/05/07.............   5,294,001
                                               ------------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $695,445,877)..............$905,895,945
                                               ============
----------------
             Aggregate cost....................$695,445,877
                                               ============
             Gross unrealized appreciation.....$222,687,046
             Gross unrealized depreciation..... (12,236,978)
                                               ------------
             Net unrealized appreciation
              (depreciation)...................$210,450,068
                                               ============

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2006 (UNAUDITED)
================================================================================

----------------
(a)   Security in default.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the market value of Rule 144A securities amounted to $1,502,092 or 0.17% of total investments. Except as noted in (d), these securities are liquid.
(c) Securities fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2006, the market value of fair valued securities amounted to $3,213,846 or 0.35% of total investments.
(d) At December 31, 2006, the Fund held investments in restricted and illiquid securities amounting to $3,213,846 or 0.35% of net assets, which were valued under methods approved by the Board, as follows:

ACQUISITION                                                           12/31/06
  SHARES/                                                             CARRYING
 PRINCIPAL                               ACQUISITION   ACQUISITION     VALUE
  AMOUNT    ISSUER                          DATE          COST        PER UNIT
 --------   ------                       -----------  -----------     --------
$2,000,000  GP Strategies Corp.,
             Sub. Deb.,
             6.00%, 08/14/08 ............ 08/08/03     $1,362,935     $ 67.1172
   262,431  GP Strategies Corp.,
             Warrants, expire 08/14/08 .. 08/08/03        637,065        2.9315
       100  Gray Television Inc.,
             8.000% Cv. Pfd.,
             Ser. C. .................... 04/22/02      1,000,000   10,000.0000
   379,703  National Patent
             Development Corp.,
             Warrants, expire 08/14/08 .. 11/24/04           0.00        0.2691

+     Non-income producing security.
++    Represents annualized yield at date of purchase.
ADR   American Depository Receipt
CVO   Contingent Value Obligation
STEP Step coupon bond. The rate disclosed is that in effect at December 31, 2006.
* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

                        Gabelli Equity Series Funds, Inc.
                         THE GABELLI EQUITY INCOME FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                             Robert J. Morrissey
CHAIRMAN AND CHIEF                                ATTORNEY-AT-LAW
EXECUTIVE OFFICER                                 MORRISSEY, HAWKINS & LYNCH
GAMCO INVESTORS, INC.

Anthony J. Colavita                               Anthony R. Pustorino
ATTORNEY-AT-LAW                                   CERTIFIED PUBLIC ACCOUNTANT,
ANTHONY J. COLAVITA, P.C.                         PROFESSOR EMERITUS
                                                  PACE UNIVERSITY

Vincent D. Enright                                Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                      CHAIRMAN
AND CHIEF FINANCIAL OFFICER                       BALMAC INTERNATIONAL, INC.
KEYSPAN ENERGY CORP.

John D. Gabelli                                   Salvatore J. Zizza
SENIOR VICE PRESIDENT                             CHAIRMAN
GABELLI & COMPANY, INC.                           HALLMARK ELECTRICAL
                                                  SUPPLIES CORP.

                                    OFFICERS

Bruce N. Alpert                                   James E. McKee
PRESIDENT                                         SECRETARY

Agnes Mullady                                     Peter D. Goldstein
TREASURER                                         CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------


GAB444Q406SR

                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH



                                             THE
                                             GABELLI
                                             EQUITY
                                             INCOME
                                             FUND





                                                            FIRST QUARTER REPORT
                                                               DECEMBER 31, 2006

                    THE GABELLI WOODLAND SMALL CAP VALUE FUND

                            FIRST QUARTER REPORT (A)
                                DECEMBER 31, 2006





TO OUR SHAREHOLDERS,

      During the quarter ended December 31, 2006, The Gabelli Woodland Small Cap Value Fund (the "Fund") gained 11.33% while the Russell 2000 Index rose 8.90%.

      Enclosed is the investment portfolio as of December 31, 2006.


COMPARATIVE RESULTS
----------------------------------------------------------------------------------------------------------------------
                                    AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2006 (A)(B)
                                    -------------------------------------------------------
                                                                                                      Since
                                                                      Six                           Inception
                                                         Quarter    Months    1 Year      3 Year   (12/31/02)*
--------------------------------------------------------------------------------------------------------------
  GABELLI WOODLAND SMALL CAP VALUE FUND
    CLASS AAA.........................................   11.33%     9.61%      10.92%     12.46%     14.47%
  Russell 2000 Index..................................    8.90      9.38       18.37      13.56      21.18
  S&P 500 Index.......................................    6.69     12.73       15.78      10.43      14.73
  Value Line Composite Index..........................    8.42     10.62       15.65      13.14      21.01
  Class A.............................................   11.41      9.68       10.99      12.54      14.51
                                                          5.00(c)   3.38(c)     4.61(c)   10.34(c)   12.83(c)
  Class B.............................................   11.46      9.33        9.98      12.42      14.49
                                                          6.46(d)   4.33(d)     4.98(d)   11.62(d)   13.99(d)
  Class C.............................................   11.17      9.24       10.15      11.69      13.74
                                                         10.17(e)   8.24(e)     9.15(e)   11.69      13.74

(a)  THE FUND'S FISCAL YEAR ENDS SEPTEMBER 30.
(b) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
     INVESTING IN SMALL CAPITALIZATION SECURITIES INVOLVES SPECIAL RISKS BECAUSE THESE SECURITIES MAY TRADE LESS FREQUENTLY AND EXPERIENCE MORE ABRUPT PRICE MOVEMENTS THAN LARGE CAPITALIZATION SECURITIES. THE RUSSELL 2000 INDEX OF SMALL U.S. COMPANIES, THE S&P 500 INDEX OF THE LARGEST U.S. COMPANIES, AND THE VALUE LINE COMPOSITE INDEX (COMPRISED OF EQUALLY WEIGHTED POSITIONS IN EVERY STOCK COVERED IN THE VALUE LINE INVESTMENT SURVEY) ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED.
(c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE THREE MONTHS, SIX MONTHS, ONE YEAR, THREE YEAR AND SINCE INCEPTION PERIODS OF 5%, 5%, 5%, 3%, AND 3%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
(e) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGE FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, SIX MONTHS AND ONE YEAR PERIOD OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
* PERFORMANCE IS CALCULATED SINCE INCEPTION OF CLASS AAA SHARES ON DECEMBER 31, 2002.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the
 portfolio   of   investments,   will   be   available   on  our   website   at
 www.gabelli.com/funds.
-------------------------------------------------------------------------------

THE GABELLI WOODLAND SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
             COMMON STOCKS -- 100.0%
             AEROSPACE -- 2.5%
      3,275  Alliant Techsystems Inc.+......... $   256,072
                                                -----------
             AUTOMOTIVE -- 2.5%
      9,080  Adesa Inc.........................     251,970
                                                -----------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.2%
      9,670  Midas Inc.+.......................     222,410
                                                -----------
             AVIATION: PARTS AND SERVICES -- 2.4%
     10,335  EDO Corp..........................     245,353
                                                -----------
             BUSINESS SERVICES -- 8.5%
     62,740  AMICAS Inc.+......................     184,456
     10,900  Deluxe Corp.......................     274,680
      3,680  Imation Corp......................     170,862
      3,580  The Brink's Co....................     228,834
                                                -----------
                                                    858,832
                                                -----------
             COMPUTER SOFTWARE AND SERVICES -- 5.6%
      4,340  John H. Harland Co................     217,868
     33,280  Lawson Software Inc.+.............     245,939
      9,760  ProQuest Co.+.....................     101,992
                                                -----------
                                                    565,799
                                                -----------
             CONSUMER PRODUCTS -- 8.5%
     10,130  Alberto-Culver Co.................     217,289
     11,340  Callaway Golf Co..................     163,409
      4,435  Church & Dwight Co. Inc...........     189,153
     29,560  Lenox Group Inc.+.................     189,184
     13,530  Sally Beauty Holdings Inc.+.......     105,534
                                                -----------
                                                    864,569
                                                -----------
             DIVERSIFIED INDUSTRIAL -- 9.1%
      9,130  Griffon Corp.+....................     232,815
     14,000  Jacuzzi Brands Inc.+..............     174,020
     30,600  Magnetek Inc.+....................     172,890
      5,250  Texas Industries Inc..............     337,207
                                                -----------
                                                    916,932
                                                -----------
             ENERGY AND UTILITIES -- 3.9%
      2,879  ALLETE Inc........................     133,989
      8,290  Comstock Resources Inc.+..........     257,487
                                                -----------
                                                    391,476
                                                -----------
             ENTERTAINMENT -- 2.7%
     17,080  Discovery Holding Co., Cl. A+.....     274,817
                                                -----------
             EQUIPMENT AND SUPPLIES -- 9.0%
     35,900  FSI International Inc.+...........     189,193
      6,296  Mueller Water Products Inc.,
              Cl. B+ ..........................      93,808
     11,360  Tennant Co........................     329,440
      6,380  Toro Co...........................     297,499
                                                -----------
                                                    909,940
                                                -----------
             FINANCIAL SERVICES -- 6.7%
      9,690  Franklin Bank Corp.+..............     199,033
     14,700  NewAlliance Bancshares Inc........     241,080
     15,750  USI Holdings Corp.+...............     241,920
                                                -----------
                                                    682,033
                                                -----------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
             FOOD AND BEVERAGE -- 10.5%
     29,000  Buca Inc.+........................ $   139,490
      6,340  H.J. Heinz Co.....................     285,363
      4,620  PepsiAmericas Inc.................      96,928
     13,580  Triarc Cos. Inc., Cl. A...........     295,229
     12,510  Triarc Cos. Inc., Cl. B...........     250,200
                                                -----------
                                                  1,067,210
                                                -----------
             HEALTH CARE -- 9.7%
     11,592  Lifecore Biomedical Inc.+.........     206,686
      6,510  PolyMedica Corp...................     263,069
      8,686  SurModics Inc.+...................     270,308
      4,740  West Pharmaceutical Services Inc..     242,830
                                                -----------
                                                    982,893
                                                -----------
             HOTELS AND GAMING -- 7.1%
      6,260  Gaylord Entertainment Co.+........     318,822
     11,450  Trump Entertainment Resorts Inc.+.     208,848
      4,370  Vail Resorts Inc.+................     195,863
                                                -----------
                                                    723,533
                                                -----------
             PUBLISHING -- 0.7%
     14,430  Sun-Times Media Group Inc., Cl. A.      70,851
                                                -----------
             RETAIL -- 5.0%
     32,353  dELiA*s Inc.+.....................     339,383
      6,060  Zale Corp.+.......................     170,953
                                                -----------
                                                    510,336
                                                -----------
             SPECIALTY CHEMICALS -- 3.4%
      5,100  Arch Chemicals Inc................     169,881
      2,230  FMC Corp..........................     170,707
                                                -----------
                                                    340,588
                                                -----------
             TOTAL COMMON STOCKS...............  10,135,614
                                                -----------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $8,208,389)................ $10,135,614
                                                ===========
------------------
             Aggregate book cost..............  $ 8,208,389
                                                ===========
             Gross unrealized appreciation....  $ 2,237,843
             Gross unrealized depreciation....     (310,618)
                                                -----------
             Net unrealized appreciation
              (depreciation)..................  $ 1,927,225
                                                ===========
------------------
 + Non-income producing security.
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                                            TEAM MANAGED

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN___________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                        Gabelli Equity Series Funds, Inc.
                    THE GABELLI WOODLAND SMALL CAP VALUE FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS
Mario J. Gabelli, CFA                              Robert J. Morrissey
CHAIRMAN AND CHIEF                                 ATTORNEY-AT-LAW
EXECUTIVE OFFICER                                  MORRISSEY, HAWKINS & LYNCH
GAMCO INVESTORS, INC.

Anthony J. Colavita                                Anthony R. Pustorino
ATTORNEY-AT-LAW                                    CERTIFIED PUBLIC ACCOUNTANT,
ANTHONY J. COLAVITA, P.C.                          PROFESSOR EMERITUS
                                                   PACE UNIVERSITY

Vincent D. Enright                                 Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                       CHAIRMAN
AND CHIEF FINANCIAL OFFICER                        BALMAC INTERNATIONAL, INC.
KEYSPAN ENERGY CORP.

John D. Gabelli                                    Salvatore J. Zizza
SENIOR VICE PRESIDENT                              CHAIRMAN
GABELLI & COMPANY, INC.                            HALLMARK ELECTRICAL
                                                   SUPPLIES CORP.

                         OFFICERS AND PORTFOLIO MANAGER
Elizabeth M. Lilly, CFA                            Bruce N. Alpert
PORTFOLIO MANAGER                                  PRESIDENT

James E. McKee                                     Peter D. Goldstein
SECRETARY                                          CHIEF COMPLIANCE OFFICER

Agnes Mullady
TREASURER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP



--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Woodland Small Cap Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB840Q406SR


                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH



                                                THE
                                                GABELLI
                                                WOODLAND
                                                SMALL CAP
                                                VALUE
                                                FUND


                                                            FIRST QUARTER REPORT
                                                               DECEMBER 31, 2006

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Gabelli Equity Series Funds, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     January 18, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     January 18, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date     January 19, 2007
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.